Fair Value Measurements - Financial instruments not carried at fair value (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Fixed maturities, held to maturity	$ 2,858,695		$ 2,814,447
Other investments - structured transactions			312,100
Deposit Liabilities	1,509,243		1,551,398
Notes payable and debt	2,263,203	[1]	1,672,778	[1]
Carrying Value [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Fixed maturities, held to maturity	2,858,695		2,814,447
Other investments - structured transactions	294,048		312,122
Financial Assets	3,152,743		3,126,569
Deposit Liabilities	1,509,243		1,551,398
Notes payable and debt	2,263,203		1,672,778
Financial Liabilities	3,772,446		3,224,176
Fair Value [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Fixed maturities, held to maturity	3,131,235		3,262,804
Other investments - structured transactions	296,799		293,813
Financial Assets	3,428,034		3,556,617
Deposit Liabilities	1,718,394		1,878,499
Notes payable and debt	2,429,412		1,918,134
Financial Liabilities	$ 4,147,806		$ 3,796,633

[1]	“In Use” and “Outstanding” data represent December 31, 2013 and 2012 accreted values.